Derivative Financial Liabilities (Details)	Sep. 28, 2022 $ / shares shares	Jun. 30, 2023 CNY (¥) shares	May 12, 2023	Dec. 27, 2022 USD ($) $ / shares
Derivative Financial Liabilities [Line Items]
Warrants issued (in Shares) | shares	22,900,000
Warrants exercise price	$ 11.5
Number of shares called by each warrant (in Shares) | shares	1
Warrants redemption price	$ 0.1
Percentage of exchange ratio			10.00%
Increase in Share Value (in Yuan Renminbi) | ¥		¥ 365
Increase in Additional Paid in Capital (in Yuan Renminbi) | ¥		¥ 105,931,016
Minimum [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price	10
Maximum [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price	$ 18
ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement				$ 0
ESA Derivative Liabilities [Member] | Minimum [Member]
Derivative Financial Liabilities [Line Items]
Interest accrued on the funds held in the collateral (in Dollars) | $				$ 100,000
ESA Derivative Liabilities [Member] | Maximum [Member]
Derivative Financial Liabilities [Line Items]
Interest accrued on the funds held in the collateral (in Dollars) | $				$ 300,000
Public Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants issued (in Shares) | shares	17,250,000
Warrants exercise price	$ 18
Warrants redemption price	$ 0.01
Sponsor Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants issued (in Shares) | shares	4,450,000
PIPE Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants issued (in Shares) | shares	1,200,000
Private Warrants [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price	$ 18
Warrants redemption price	0.1
Private Warrants [Member] | Minimum [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price	10
Private Warrants [Member] | Maximum [Member]
Derivative Financial Liabilities [Line Items]
Warrants exercise price	$ 18
Public and Private Warrants [Member]
Derivative Financial Liabilities [Line Items]
Shares issued (in Shares) | shares		5,419,744
First Reference Period [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement				$ 10.4
Second Reference Period [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement				10.6
Third Reference Period [Member] | ESA Derivative Liabilities [Member]
Derivative Financial Liabilities [Line Items]
Agreed price provided in ESA agreement				$ 10.9